Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 112,920	$ 102,027	$ 93,687
Cost of revenues	86,939	75,962	64,548
Gross profit	25,981	26,065	29,139
Operating expenses
Sales and marketing	7,067	6,380	5,554
General and administrative	10,130	9,194	8,391
Total operating expenses	17,197	15,574	13,945
Operating income	8,784	10,491	15,194
Interest and marketable securities income	400	681	639
Currency fluctuation and other financing income (expenses), net	(740)	(1,268)	299
Changes in fair value of embedded currency conversion derivatives	(2,130)	1,254	(1,326)
Other income (expenses), net	(1)		26
Income before taxes on income	6,313	11,158	14,832
Income taxes	1,978	2,448	3,254
Net income	$ 4,335	$ 8,710	$ 11,578
Income per Ordinary Share
Basic income per Ordinary Share	$ 0.25	$ 0.50	$ 0.67
Diluted income per Ordinary Share	$ 0.25	$ 0.50	$ 0.67
Weighted average number of Ordinary Shares used to compute basic income per Ordinary Share	17,346,561	17,330,024	17,310,005
Weighted average number of Ordinary Shares used to compute diluted income per Ordinary Share	17,346,561	17,380,677	17,399,324